Summary of Significant Accounting Policies - Schedule of Disaggregates Revenue by Transferal of Services (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Disaggregates Revenue by Transferal of Services [Line Items]
Total revenues	¥ 319,910,738	¥ 276,936,030	¥ 183,669,326
Less: business taxes and surcharges	(344,381)	(327,171)	(585,431)
Services transferred over time [Member]
Schedule of Disaggregates Revenue by Transferal of Services [Line Items]
Total revenues	319,496,381	276,659,382	182,027,986
Services transferred at a point in time [Member]
Schedule of Disaggregates Revenue by Transferal of Services [Line Items]
Total revenues	¥ 758,738	¥ 603,819	¥ 2,226,771